MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

SUPPLEMENT DATED FEBRUARY 1, 2022 TO

PROSPECTUS DATED JULY 31, 2021, AS

SUPPLEMENTED

DDJ Capital Management, LLC (“DDJ”), a sub-adviser to the Multi-Manager High Yield Opportunity Fund (the “Fund”), was acquired by Polen Capital Management, LLC (“Polen Capital”), a Florida-based registered investment adviser, on January 31, 2022. The transaction is deemed to be a “change in control” of DDJ under the Investment Company Act of 1940, as amended (the “1940 Act”). As required under the 1940 Act, the sub-advisory agreement between DDJ and Northern Trust Investments, Inc. (“NTI”) with respect to the Fund (the “Original Sub-Advisory Agreement”) provided for automatic termination upon an assignment, including a change in control. Due to the change in ownership of DDJ, the Board of Trustees of Northern Funds approved a new sub-advisory agreement between DDJ and NTI (the “New Sub-Advisory Agreement”). The New Sub-Advisory Agreement took effect upon the date of the change of control of DDJ and is similar in all material respects to the Original Sub-Advisory Agreement. There have been no changes to the Fund’s portfolio managers, investment objectives, or principal investment strategies and risks in connection with the transaction.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO MHYO (2/22)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

SUPPLEMENT DATED FEBRUARY 1, 2022 TO

SAI DATED JULY 31, 2021, AS SUPPLEMENTED

DDJ Capital Management, LLC (“DDJ”), a sub-adviser to the Multi-Manager High Yield Opportunity Fund (the “Fund”), was acquired by Polen Capital Management, LLC (“Polen”), a Florida-based registered investment adviser, on January 31, 2022. The transaction is deemed to be a “change in control” of DDJ under the Investment Company Act of 1940, as amended (the “1940 Act”). As required under the 1940 Act, the sub-advisory agreement between DDJ and Northern Trust Investments, Inc. (“NTI”) with respect to the Fund (the “Original Sub-Advisory Agreement”) provided for automatic termination upon an assignment, including a change in control. Due to the change in ownership of DDJ, the Board of Trustees of Northern Funds approved a new sub-advisory agreement between DDJ and NTI (the “New Sub-Advisory Agreement”). The New Sub-Advisory Agreement took effect upon the date of the change of control of DDJ and is similar in all material respects to the Original Sub-Advisory Agreement. There have been no changes to the Fund’s portfolio managers, investment objectives, or principal investment strategies and risks in connection with the transaction.

In addition, he following information replaces the information for DDJ in the section entitled “INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers” under the Sub-Adviser ownership and control information beginning on page 97 of the SAI:

DDJ

DDJ is a Massachusetts limited liability company. DDJ is principally owned by Polen.

Please retain this Supplement with your SAI for future reference.